Interests in Structured Entities - Securitized Holdings by the Type and Asset Quality (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 2,373	$ 1,972
AAA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,608	1,181
AA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	433	319
A
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	154	378
BBB
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	50	41
BB and below
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	128	$ 53
CMBS
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	787
CMBS | AAA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	787
CMBS | AA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
CMBS | A
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
CMBS | BBB
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
CMBS | BB and below
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
RMBS
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1
RMBS | AAA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1
RMBS | AA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
RMBS | A
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
RMBS | BBB
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
RMBS | BB and below
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	0
ABS
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,585
ABS | AAA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	820
ABS | AA
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	433
ABS | A
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	154
ABS | BBB
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	50
ABS | BB and below
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 128